Cover Page	12 Months Ended
Dec. 31, 2023 shares
Entity Information [Line Items]
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Entity Central Index Key	0001453015
Entity Primary SIC Number	3620
Entity Registrant Name	Ballard Power Systems Inc.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	9000 Glenlyon Parkway
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5J 5J8
City Area Code	604
Local Phone Number	454-0900
Title of 12(b) Security	Common Shares
Trading Symbol	BLDP
Security Exchange Name	NASDAQ
Security Reporting Obligation	15(d)
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	298,935,706
Entity File Number	000-53543
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	19 West 44th street, Suite 200
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	1000510036
City Area Code	800
Local Phone Number	927-9800
Contact Personnel Name	CORPORATION SERVICE COMPANY (CSC